Interest bearing loans and borrowings (Details) - CAD ($) $ in Thousands	Oct. 31, 2023	Oct. 31, 2022
Disclosure of detailed information about borrowings [line items]
Short term loan	$ 16,141	$ 16,393
connectFirst loan
Disclosure of detailed information about borrowings [line items]
Short term loan	$ 16,141	$ 16,393